Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1) (2)	Value of Initial Fixed $100 Investment Based on		Net Income ($ thousands)	Company Selected Measure (4)	SUPPLEMENTAL MEASURE:
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)			3-Year Return on Average Equity (4)
2023	3,110,602	2,386,099	886,745	720,910	84.56	92.96	194,131	N/A	7.7%
2022	3,375,572	2,901,778	1,472,753	1,398,178	94.09	98.79	212,600	N/A	7.4%
2021	3,445,367	1,956,479	1,116,582	813,050	86.70	97.40	186,840	N/A	8.5%
2020	3,102,048	(436,483)	985,536	454,150	84.94	82.86	155,215	N/A	(12.9)%

Company Selected Measure Name	Net income
Named Executive Officers, Footnote	In 2023, Brian Bird was our PEO, and in all other years, Robert Rowe was our PEO. For 2023, our other NEOs were Crystal Lail, Shannon Heim, John Hines, and Bobbi Schroeppel. For 2022, our other NEOs were Brian Bird, Crystal Lail, Heather Grahame and Curtis Pohl. For 2021, our other NEOs were Brian Bird, Crystal Lail, Heather Grahame, Curtis Pohl and Bobbi Schroeppel. For 2020, our other NEOs were Brian Bird, Heather Grahame, Curtis Pohl and Bobbi Schroeppel.
Peer Group Issuers, Footnote
Our 2023 Peer Group
Our Compensation Committee (a) selects the members of our peer group and periodically examines whether peers continue to meet the criteria for inclusion described below, and (b) uses our peer group for both compensation and performance benchmarking. As part of the peer group selection process, the Compensation Committee receives advice from WTW to create a peer group that includes companies that: (1) maintain a regulated utility industry perspective which emphasizes operational excellence and customer satisfaction as a means to create shareholder value; (2) reflect our labor market for key executive talent and are part of high-cost geographic areas; and (3) have similar revenue, market capitalization and return-based measures of performance.
For 2023, based on these criteria and the advice of WTW, our Compensation Committee did not make any changes to our peer group from 2022.

2023 Peer Group	Market Capitalization (1)	Revenue (2)

ALLETE, Inc. (ALE)
Avista Corporation (AVA)
Black Hills Corporation (BKH)
IDACORP, Inc. (IDA)
MGE Energy Inc. (MGEE)
NorthWestern Energy (NWE)
Northwest Natural Holding Co. (NWN)
OGE Energy Corp. (OGE)
ONE Gas Inc. (OGS)
Otter Tail Corporation (OTTR)
PNM Resources Inc. (PNM)
Portland General Electric Company (POR)
Spire Inc. (SR)

(1)     Market capitalization range of our peer group as of February 29, 2024.
(2)     Range of publicly available trailing twelve months total revenues for our peer group as of February 29, 2024.
	See page 19 for a listing of our peer group.
PEO Total Compensation Amount	$ 3,110,602	$ 3,375,572	$ 3,445,367	$ 3,102,048
PEO Actually Paid Compensation Amount	$ 2,386,099	2,901,778	1,956,479	(436,483)
Adjustment To PEO Compensation, Footnote

Adjustments to Determine CAP for PEO	2023
Summary Compensation Table (SCT) Total	$3,110,602
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(34,619)
Increase for "Service Cost" for Pension Plans	$11,907
Deduction for stock awards amounts reported in the SCT	$(1,600,063)
Fair value of current year equity awards at year-end	$1,153,236
Change in value of prior years' awards unvested at year-end	$(449,141)
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$194,177
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$(724,503)
CAP Total	$2,386,099

Adjustments to Determine Average CAP for Non-PEO NEOs	2023
Summary Compensation Table (SCT) Total	$886,745
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(45,194)
Increase for "Service Cost" for Pension Plans	$14,984
Deduction for stock awards amounts reported in the SCT	$(270,122)
Fair value of current year equity awards at year-end	$205,328
Change in value of prior years' awards unvested at year-end	$(97,899)
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$27,068
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$(165,835)
CAP Total	$720,910

Non-PEO NEO Average Total Compensation Amount	$ 886,745	1,472,753	1,116,582	985,536
Non-PEO NEO Average Compensation Actually Paid Amount	$ 720,910	1,398,178	813,050	454,150
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine CAP for PEO	2023
Summary Compensation Table (SCT) Total	$3,110,602
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(34,619)
Increase for "Service Cost" for Pension Plans	$11,907
Deduction for stock awards amounts reported in the SCT	$(1,600,063)
Fair value of current year equity awards at year-end	$1,153,236
Change in value of prior years' awards unvested at year-end	$(449,141)
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$194,177
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$(724,503)
CAP Total	$2,386,099

Adjustments to Determine Average CAP for Non-PEO NEOs	2023
Summary Compensation Table (SCT) Total	$886,745
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$(45,194)
Increase for "Service Cost" for Pension Plans	$14,984
Deduction for stock awards amounts reported in the SCT	$(270,122)
Fair value of current year equity awards at year-end	$205,328
Change in value of prior years' awards unvested at year-end	$(97,899)
Fair value of awards granted and vested in same year	$—
Change in value of prior years' awards that vested during current year	$27,068
Deduction of value of prior years' awards that were forfeited during year	$—
Dividends	$—
Total adjustments	$(165,835)
CAP Total	$720,910

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Total Shareholder Return (including Peer Group TSR)

As illustrated by the graphic to the left, as our TSR rose and fell from 2020 to 2023, so too did the CAP to our PEO and our other NEOs. Indeed, there appears to be a high correlation between CAP and TSR. In 2020, the value of a $100 investment in our common stock actually declined to approximately $83 over the course of the year, and the CAP to our PEO turned out to be a negative number. When our TSR increased in 2021 and 2022 and decreased in 2023, the CAP showed similar correlation.

Compensation Actually Paid vs. Net Income

CAP vs. Net Income
Net Income does not appear to have the same correlative relationship with CAP as TSR does. As illustrated in the graphic to the right, CAP increased considerably from 2020 to 2021 with a corresponding increase to net income. However, CAP again increased in 2022, even though net income declined, and decreased in 2023, even though net income increased. This indirect relationship can be explained through an examination of our compensation program. Our long-term equity incentive awards make up the largest percentage of the compensation package provided to our executives, and those awards use TSR as a primary metric. We use net income as a metric in our annual cash incentive, which is a smaller percentage of the overall compensation package.

Compensation Actually Paid vs. Company Selected Measure

CAP vs. Net Income
Net Income does not appear to have the same correlative relationship with CAP as TSR does. As illustrated in the graphic to the right, CAP increased considerably from 2020 to 2021 with a corresponding increase to net income. However, CAP again increased in 2022, even though net income declined, and decreased in 2023, even though net income increased. This indirect relationship can be explained through an examination of our compensation program. Our long-term equity incentive awards make up the largest percentage of the compensation package provided to our executives, and those awards use TSR as a primary metric. We use net income as a metric in our annual cash incentive, which is a smaller percentage of the overall compensation package.

Total Shareholder Return Vs Peer Group

CAP vs. Total Shareholder Return (including Peer Group TSR)

As illustrated by the graphic to the left, as our TSR rose and fell from 2020 to 2023, so too did the CAP to our PEO and our other NEOs. Indeed, there appears to be a high correlation between CAP and TSR. In 2020, the value of a $100 investment in our common stock actually declined to approximately $83 over the course of the year, and the CAP to our PEO turned out to be a negative number. When our TSR increased in 2021 and 2022 and decreased in 2023, the CAP showed similar correlation.

Tabular List, Table

Most Important Performance Measures
Earnings Per Share (3-year period)	Net Income	Relative Total Shareholder Return (3-year period)	Return on Average Equity (3-year period)

Total Shareholder Return Amount	$ 84.56	94.09	86.70	84.94
Peer Group Total Shareholder Return Amount	92.96	98.79	97.40	82.86
Net Income (Loss)	$ 194,131,000	$ 212,600,000	$ 186,840,000	$ 155,215,000
PEO Name	Robert Rowe
Additional 402(v) Disclosure	Net income is the only single-year financial measure we use to link CAP to our NEOs for the most recently completed fiscal year. We use several multi-year performance measures as listed in the Most Important Performance Measures table on page 48. We have supplemented the information provided in the CAP table with one of these multi-year measures — ROAE over a three-year period.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share(3-year period)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return(3-year period)
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

SUPPLEMENTAL INFORMATION — CAP vs. Return on Average Equity
Like net income, ROAE does not appear to have the same correlative relationship with CAP. The pattern in the graphic to the left is similar to the net income graphic above, and our compensation program provides the explanation. While ROAE is a metric we use in our long-term equity incentive awards, it is a secondary metric and does not drive the performance under those awards as much as TSR does. Thus, ROAE contributes less to the CAP to our executives.

Other Performance Measure, Amount	0.077	0.074	0.085	(0.129)
Name	Return on Average Equity(3-year period)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (724,503)
PEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,619
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,619)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,907
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,600,063)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,153,236
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(449,141)
PEO | Awards Granted and Vested Within Same Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,177
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,835)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,194)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,984
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(270,122)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,328
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,899)
Non-PEO NEO | Awards Granted and Vested Within Same Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,068
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0